Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	September 30, 2017	December 31, 2016
	$	$
Revolving Credit Facilities	884,749	1,119,808
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through 2021	389,320	628,257
U.S. Dollar-denominated Term Loans due through 2028	1,264,070	3,702,997
U.S. Dollar Bonds due through 2024	—	466,680
Euro-denominated Term Loans due through 2023	233,764	219,733
Other U.S. Dollar-denominated loan	10,000	—
Total Principal	3,374,560	6,730,132
Unamortized discount and debt issuance costs	(26,048)	(90,586)
Total debt	3,348,512	6,639,546
Less current portion	(727,434)	(998,591)
Long-term portion	2,621,078	5,640,955